Impairment losses (Details) ₨ / shares in Units, € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€) ₨ / shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 INR (₨)
Impairment losses
Impairment losses	€ 64		€ 0
Foreign exchange translation differences transferred to the income statement	111		(309)	€ (13)
Vantage Towers [Member]
Impairment losses
Net gain on transaction	€ 8,607
Goodwill.
Impairment losses
Management plans period (in years)	5 years
Indus Towers
Impairment losses
Impairment losses	€ 64
Share price | ₨ / shares		₨ 143.00
Recoverable amount	900	₨ 900			₨ 81
Other cash-generating units
Impairment losses
Impairment losses	€ 0		€ 0	€ 0